INVESTMENTS IN DIRECT FINANCING LEASES Investments in direct financing leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) vessel	Dec. 31, 2018	Dec. 31, 2018 Rate
Lessor, Lease, Description [Line Items]
Number of offshore supply vessels under operating leases	4			2
Document Period End Date	Dec. 31, 2018
Purchase of vessels | $	$ 1,137,703	$ 0	$ 0
Number of container vessels | vessel			1
Subsidiary, percentage owned | Rate					100.00%
15 MSC Feeder Vessels [Member]
Lessor, Lease, Description [Line Items]
Purchase of vessels | $	$ 105,500
Sales Type Lease [Member]
Lessor, Lease, Description [Line Items]
Number of container vessels | vessel	2